Fair Value of Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Fair Value of Intangible Assets
Fair Value of Intangible Assets

At the time of merger, Puget Energy recorded the fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360).  The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating nonperformance risk.  Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation.  The fair value of the power contracts is amortized as the contracts settle.  ASC 360 requires long-lived assets to be tested for impairment on an on-going basis, whenever events or circumstances would more likely than not reduce the fair value of the long-lived assets below its carrying value.  One such triggering event is a significant decrease in market price.
Puget Energy completed a valuation and impairment test as of December 31, 2011 for long-term power purchase contracts.  The valuation indicated impairment to two of the purchased power contracts, the WNP-3 BPA Exchange Power contract and the Rock Island hydro contract.  As of December 31, 2011, the carrying value for the WNP-3 BPA intangible asset contract was $1.9 million but its fair value on a discounted basis was less than zero thereby requiring a full write-off of the intangible asset with a corresponding reduction in the regulatory liability.  The carrying value for Rock Island intangible asset contract was $44.9 million and its fair value on a discounted basis was determined to be $9.8 million thereby requiring a $35.1 million write-off of the intangible asset with a corresponding reduction in the regulatory liability.
Puget Energy completed a valuation and impairment test as of December 31, 2010 for long-term power purchase contracts and SO2 emission allowance assets.  The carrying value of Puget Energy’s power contracts and SO2 emission allowances as of December 31, 2010 was approximately $864.7 million and $7.9 million, respectively.  The excess of the carrying value over the fair value of the power contracts was $105.8 million which was written-off against regulatory liabilities at December 31, 2010.  The excess of the carrying value over the fair value of the SO2 emissions was $7.9 million which was expensed at December 31, 2010.